Income Taxes (Reconciliation of Tax Rate) (Details)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Statutory U.S. federal tax rate	35.00%	35.00%
State and local income taxes - net of federal benefit	10.37%	10.37%
Valuation allowance	(45.37%)	(45.37%)
Effective tax rate	0.00%	0.00%